Segment Information - Reconciliation of Segment Gross Profit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Operating Segments [Line Items]
Gross profit	$ 39,688	$ 31,608	$ 23,489
Other operating income	5,084	5,441	1,140
Selling, general and administrative expenses	(27,248)	(26,325)	(27,007)
Other operating expenses	(909)	(3,386)	(332)
Operating profit/(loss)	16,615	7,338	(2,710)
Finance costs	(1,221)	(1,147)	(1,547)
Finance income	876	1,045	697
Share of loss of associates	(3)	(710)	(801)
Impairment of investment in associates		(126)
Loss on liquidation of subsidiary	(261)
Exchange gain / (loss)	2,784	(38)	(4,223)
Other income	214	267	119
Other expense	(336)	(94)	(180)
Profit/(loss) before tax	18,668	6,535	(8,645)
Operating segments [Member]
Disclosure Of Operating Segments [Line Items]
Gross profit	39,688	31,608	23,489
Operating profit/(loss)	16,615	7,338	(2,710)
Finance income	957	1,153	713
Profit/(loss) before tax	18,668	6,535	(8,645)
Segment Reconciling Items [Member]
Disclosure Of Operating Segments [Line Items]
Other operating income	5,084	5,441	1,140
Selling, general and administrative expenses	(27,248)	(26,325)	(27,007)
Other operating expenses	(909)	(3,386)	(332)
Finance costs	(1,221)	(1,147)	(1,547)
Finance income	876	1,045	697
Share of loss of associates	(3)	(710)	(801)
Impairment of investment in associates		(126)
Loss on liquidation of subsidiary	(261)
Exchange gain / (loss)	2,784	(38)	(4,223)
Other income	214	267	119
Other expense	$ (336)	$ (94)	$ (180)